Acquisition of Pershing Gold Corporation (Narrative) (Details) - Pershing Gold Corporation [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2018
Disclosure of detailed information about business combination [line items]
Acquisition related expenses		$ 2.5
Comprehensive loss	$ 1.4
Net loss before income taxes			$ 3.2
Number of common shares to be received by holders of acquired company for each outstanding common share held				0.715
Number of common shares to be received by holders of acquired company for each outstanding preferred share held				461.44